Note 15 - Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments [Table Text Block]
(Dollar amounts in thousands)	2015	2014

Commitments to extend credit	$112,134	$97,947
Standby letters of credit	4,404	4,514

Total	$116,538	$102,461

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2016	$285
2017	293
2018	294
2019	289
2020	301
Thereafter	2,055
$3,517